Debt - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 23, 2020	Sep. 21, 2017	Dec. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 22, 2016
Debt Instrument [Line Items]
Amortization of debt issuance costs				$ 118	$ 151	$ 220	$ 264
Revolving Credit Facility [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Period within which annual audited statements shall be delivered						180 days
Period within which monthly unaudited statements shall be delivered						30 days
Interest expenses on the revolving credit facility				0	0	$ 0	0
Line of credit				$ 0	$ 0	$ 0	$ 0
Period within which borrowing base report shall be delivered after the end of each month						30 days
Period within which aging report shall be delivered after the end of each month						30 days
Credit Agreement
Debt Instrument [Line Items]
Debt issuance costs gross								$ 1,220
Debt instrument effective interest rate percentage				10.60%	10.60%	10.60%	10.60%
Period within which annual audited statements shall be delivered				120 days		120 days
Period within which quarterly unaudited statements shall be delivered				45 days		45 days
Period within which monthly unaudited statements shall be delivered				30 days		30 days
Estimated capital expenditure				$ 500		$ 500
Credit Agreement | Term Loan
Debt Instrument [Line Items]
Long term debt variable interest rate percentage						0.50%
Debt instrument face value								48,500
Long term debt date of maturity						Dec. 22, 2021
Credit Agreement | Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument variable interest rate spread						8.50%
Credit Agreement | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt variable interest rate percentage						0.50%
Line of credit maximum borrowing capacity								$ 5,000
Line of credit facility, expiration date						Dec. 22, 2021
Credit Agreement | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument variable interest rate spread						8.50%
Loan And Security Agreement [Member] | Revolving Credit Facility [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 8,000
Line of credit facility, expiration date		Sep. 21, 2019
Debt instrument variable interest rate spread			2.50%
Line of credit facility frequency of payments		monthly
Line of credit facility borrowing base percentage		80.00%
Loan And Security Agreement [Member] | Letter of Credit | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 2,775
Loan And Security Sixth Amendment Agreement [Member] | Revolving Credit Facility [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration date	Jul. 31, 2021
Loan And Security Sixth Amendment Agreement [Member] | Revolving Credit Facility [Member] | Silicon Valley Bank [Member] | Streamline Period
Debt Instrument [Line Items]
Long term debt variable interest rate percentage	3.25%
Loan And Security Sixth Amendment Agreement [Member] | Revolving Credit Facility [Member] | Prime Rate [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	2.50%
Debt instrument effective interest rate percentage	3.25%
Loan And Security Sixth Amendment Agreement [Member] | Revolving Credit Facility [Member] | Prime Rate [Member] | Silicon Valley Bank [Member] | Streamline Period
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	1.50%